BUSINESS COMBINATION (Tables)	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company paid approximately $11.1 million ($5.1 million in cash and $6.0 million in stock) for CKF Bancorp. A summary of the net assets acquired as of December 31, 2012, follows:

(in thousands)	December 31, 2012

Consideration
Kentucky First Federal Bancorp common stock:
811,275 shares at $7.45/share closing price 12/31/12	$6,044
Cash	5,070
Fair Value of Total Consideration Transferred	$11,114

Recognized amounts of identifiable assets acquired and liabilities assumed
Assets acquired:
Cash and due from banks	$895
Interest-bearing demand deposits	7,524
Securities available for sale	8
Securities, held-to-maturity	10,778
Loans	94,086
Real estate owned, net	1,642
Premises and equipment, net	2,119
Federal Home Loan Bank stock, at cost	2,091
Accrued interest receivable	435
Prepaid FDIC assessments	212
Accrued federal income taxes	35
Deferred federal income taxes	785
Prepaid expenses and other assets	142
Total assets acquired	$120,752

Liabilities assumed
Deposits	$101,477
FHLB Advances	7,139
Advances by borrowers for taxes and insurance	30
Accrued interest payable	18
Other liabilities	16
Total liabilities assumed	108,680

Total identifiable net assets	$12,072
Bargain purchase gain	$958

Business Acquisition, Pro Forma Information [Table Text Block]
The pro forma financial information is not necessarily indicative of the results of operations that would have occurred had the transactions been effected on the assumed date.

(in thousands except per share data)	2013	2012

Net interest income	$12,298	$12,386

Net income	$2,438	$1,112

Basic earnings per share	$0.31	$0.13

Diluted earnings per share	$0.31	$0.13